Finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs
Schedule of finance costs

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Interest on lease liabilities	254,653	292,062	275,410
Interest on convertible loan	3,183,895	-
	3,438,548	292,062	275,410